SHARE-BASED COMPENSATION (Assumptions Used to Estimate Fair Values of Share Options) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum		68.30%
Expected volatility	70.34%		70.50%
Expected volatility, maximum		68.60%
Risk-free interest rate, minimum		2.20%
Risk free interest rate	1.10%		4.10%
Risk-free interest rate, maximum		3.20%
Dividend yield	0.00%	0.00%	0.00%
Sub optimal early exercise factor, in years, minimum	1 year 6 months
Sub optimal early exercise factor, in years		1 year 6 months	1 year 6 months
Sub optimal early exercise factor, in years, maximum	2 years 6 months